AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 47.0%
Japan – 11.2%
Japanese Government CPI Linked Bond
Series 21
0.10%, 03/10/2026	JPY	2,435,887	$23,056,009

United States – 35.8%
U.S. Treasury Inflation Index
0.375%, 07/15/2025 (TIPS)(a) (b) (c)	U.S.$	61,417	67,252,117
0.375%, 01/15/2027 (TIPS)(c)		6,007	6,677,577

			73,929,694

Total Inflation-Linked Securities (cost $91,598,871)			96,985,703

	Shares

COMMON STOCKS – 27.7%
Information Technology – 4.7%
Communications Equipment – 0.2%
Cisco Systems, Inc.		2,148	90,689
F5 Networks, Inc.(d)		462	61,136
Juniper Networks, Inc.		2,077	51,925
Motorola Solutions, Inc.		840	129,990
Nokia Oyj		5,115	24,935
Telefonaktiebolaget LM Ericsson - Class B		4,594	53,566

			412,241

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A		1,084	119,023
Arrow Electronics, Inc.(d)		775	60,884
Avnet, Inc.		1,566	43,081
CDW Corp./DE		1,016	115,468
Corning, Inc.		2,176	70,633
Flex Ltd.(d)		3,294	35,773
FLIR Systems, Inc.		1,824	67,306
Hexagon AB - Class B(d)		836	60,710
Ingenico Group SA(d)		325	55,492
TE Connectivity Ltd.		878	84,815
Trimble, Inc.(d)		1,320	69,181

			782,366

IT Services – 1.4%
Accenture PLC - Class A		613	147,077
Akamai Technologies, Inc.(d)		806	93,842
Alliance Data Systems Corp.		215	9,699
Amadeus IT Group SA - Class A		787	44,211
Atos SE(d)		247	21,407
Automatic Data Processing, Inc.		831	115,584
Black Knight, Inc.(d)		362	30,444
Broadridge Financial Solutions, Inc.		1,174	161,308
Capgemini SE		360	49,939

Company	Shares	U.S. $ Value

CGI, Inc.(d)	1,595	$112,036
Cognizant Technology Solutions Corp. - Class A	1,099	73,479
DXC Technology Co.	635	12,687
Edenred	463	23,900
Fidelity National Information Services, Inc.	1,949	294,007
Fiserv, Inc.(d)	2,368	235,805
FleetCor Technologies, Inc.(d)	249	62,611
Gartner, Inc.(d)	575	74,646
Global Payments, Inc.	1,430	252,567
International Business Machines Corp.	502	61,902
Mastercard, Inc. - Class A	649	232,465
Paychex, Inc.	1,472	112,564
PayPal Holdings, Inc.(d)	1,263	257,829
Perspecta, Inc.	317	6,584
Sabre Corp.	2,420	16,916
VeriSign, Inc.(d)	824	176,995
Visa, Inc. - Class A	718	152,209
Western Union Co. (The) - Class W	3,117	73,530
Worldline SA/France(d) (e)	98	9,020

		2,915,263

Semiconductors & Semiconductor Equipment – 0.9%
Advanced Micro Devices, Inc.(d)	2,015	183,002
Analog Devices, Inc.	607	70,946
Applied Materials, Inc.	967	59,567
ASML Holding NV	269	100,527
Broadcom, Inc.	205	71,166
Infineon Technologies AG	1,599	44,463
Intel Corp.	1,884	95,990
KLA Corp.	609	124,930
Lam Research Corp.	384	129,155
Marvell Technology Group Ltd.	2,554	99,044
Maxim Integrated Products, Inc.	1,384	94,721
Microchip Technology, Inc.	789	86,553
Micron Technology, Inc.(d)	1,172	53,338
NVIDIA Corp.	256	136,955
NXP Semiconductors NV	516	64,892
Qorvo, Inc.(d)	444	56,952
QUALCOMM, Inc.	984	117,194
Skyworks Solutions, Inc.	431	62,430
STMicroelectronics NV	1,365	41,285
Texas Instruments, Inc.	847	120,401
Xilinx, Inc.	811	84,474

		1,897,985

Software – 1.5%
Adobe, Inc.(d)	449	230,512
ANSYS, Inc.(d)	635	215,271
Autodesk, Inc.(d)	395	97,051
BlackBerry Ltd.(d)	2,745	14,311
Cadence Design Systems, Inc.(d)	1,796	199,194
CDK Global, Inc.	1,015	47,319
Cerence, Inc.(d)	343	18,248
Citrix Systems, Inc.	604	87,701
Constellation Software, Inc./Canada	106	122,712
Dassault Systemes SE	646	121,898

Company	Shares	U.S. $ Value

Fortinet, Inc.(d)	1,023	$135,041
Intuit, Inc.	570	196,872
Micro Focus International PLC (ADR)(f)	345	1,408
Microsoft Corp.	995	224,402
NortonLifeLock, Inc.	1,835	43,159
Nuance Communications, Inc.(d)	2,749	82,360
Open Text Corp.	1,658	75,200
Oracle Corp.	1,536	87,890
Palo Alto Networks, Inc.(d)	297	76,451
Sage Group PLC (The)	5,404	53,358
salesforce.com, Inc.(d)	534	145,595
SAP SE	466	77,051
ServiceNow, Inc.(d)	428	206,304
Splunk, Inc.(d)	575	126,115
Synopsys, Inc.(d)	974	215,546
VMware, Inc. - Class A(d) (f)	527	76,120
Workday, Inc. - Class A(d)	384	92,049

		3,069,138

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	210,077
Dell Technologies, Inc. - Class C(d)	1,368	90,397
Hewlett Packard Enterprise Co.	3,043	29,426
HP, Inc.	2,579	50,420
NetApp, Inc.	1,082	51,276
Seagate Technology PLC	978	46,934
Western Digital Corp.	465	17,865
Xerox Holdings Corp.	1,717	32,383

		528,778

		9,605,771

Financials – 4.0%
Banks – 1.1%
ABN AMRO Bank NV (GDR)(d) (e)	1,125	10,685
Agricultural Bank of China Ltd. - Class H	420,000	140,270
Banco Bilbao Vizcaya Argentaria SA	3,189	9,339
Banco de Sabadell SA	16,277	6,576
Banco Santander SA(d)	3,802	8,465
Bank of America Corp.	1,350	34,749
Bank of China Ltd. - Class H	357,000	116,093
Bank of Communications Co., Ltd. - Class H	226,000	118,019
Bank of Ireland Group PLC(d)	2,334	5,229
Bank of Montreal	747	47,408
Bank of Nova Scotia (The)	862	37,253
Bankia SA	6,083	7,663
Bankinter SA	3,395	18,264
Barclays PLC(d)	10,110	14,802
BNP Paribas SA(d)	331	14,421
CaixaBank SA	4,609	10,125
Canadian Imperial Bank of Commerce	584	46,367
China CITIC Bank Corp., Ltd. - Class H	265,000	110,699
China Construction Bank Corp. - Class H	233,000	164,198
China Everbright Bank Co., Ltd. - Class H	345,000	123,607
China Minsheng Banking Corp., Ltd. - Class H	212,400	129,292
CIT Group, Inc.	697	13,710

Company	Shares	U.S. $ Value

Citigroup, Inc.	564	$28,832
Citizens Financial Group, Inc.	745	19,273
Comerica, Inc.	403	15,931
Commerzbank AG(d)	2,045	11,878
Credit Agricole SA(d)	1,641	16,825
Danske Bank A/S(d)	858	13,276
DNB ASA(d)	1,818	29,123
Erste Group Bank AG(d)	821	19,937
Fifth Third Bancorp	1,167	24,110
First Republic Bank/CA	402	45,390
HSBC Holdings PLC	5,317	22,806
Huntington Bancshares, Inc./OH	2,387	22,462
ING Groep NV(d)	1,574	12,847
Intesa Sanpaolo SpA(d)	18,206	39,189
JPMorgan Chase & Co.	448	44,885
KBC Group NV	411	23,474
KeyCorp	1,685	20,759
Lloyds Banking Group PLC(d)	36,308	13,690
M&T Bank Corp.	381	39,342
National Bank of Canada	1,132	62,226
Natwest Group PLC(d)	6,922	10,305
Nedbank Group Ltd.	313	1,765
Nordea Bank Abp (Finland)(d)	88	709
Nordea Bank Abp (Sweden)(d)	3,090	24,911
People’s United Financial, Inc.	2,269	24,006
PNC Financial Services Group, Inc. (The)	291	32,359
Raiffeisen Bank International AG(d)	1,044	18,654
Regions Financial Corp.	1,804	20,854
Royal Bank of Canada	718	54,678
Signature Bank/New York NY	215	20,861
Skandinaviska Enskilda Banken AB - Class A(d)	3,315	32,873
Societe Generale SA(d)	422	6,831
Standard Chartered PLC(d)	2,940	15,322
Svenska Handelsbanken AB - Class A(d)	2,923	29,405
Swedbank AB - Class A(d)	1,696	28,821
Toronto-Dominion Bank (The)	1,045	52,132
Truist Financial Corp.	1,653	64,153
UniCredit SpA(d)	1,079	10,613
US Bancorp	800	29,120
Wells Fargo & Co.	690	16,663

		2,208,524

Capital Markets – 1.0%
3i Group PLC	4,463	54,844
Affiliated Managers Group, Inc.	225	15,446
Ameriprise Financial, Inc.	250	39,200
Bank of New York Mellon Corp. (The)	853	31,544
BlackRock, Inc. - Class A	109	64,767
Brookfield Asset Management, Inc. - Class A	1,867	63,009
Charles Schwab Corp. (The)	729	25,901
CI Financial Corp.	2,261	32,103
CITIC Securities Co., Ltd. - Class H	80,000	191,963
CME Group, Inc. - Class A	377	66,303
Credit Suisse Group AG	1,310	14,414
Deutsche Bank AG(d)	1,113	10,672

Company	Shares	U.S. $ Value

Deutsche Boerse AG	355	$67,161
E*TRADE Financial Corp.	742	40,142
Eaton Vance Corp.	655	26,868
Franklin Resources, Inc.	837	17,627
Goldman Sachs Group, Inc. (The)	162	33,189
Haitong Securities Co., Ltd. - Class H(d)	98,800	89,703
Hargreaves Lansdown PLC	1,868	40,212
IGM Financial, Inc.	1,289	31,456
Intercontinental Exchange, Inc.	727	77,229
Invesco Ltd.	1,109	11,312
Investec PLC	4,737	9,338
Julius Baer Group Ltd.	634	30,398
London Stock Exchange Group PLC	1,249	147,533
Moody’s Corp.	325	95,758
Morgan Stanley	735	38,411
MSCI, Inc. - Class A	361	134,751
Nasdaq, Inc.	753	101,218
Natixis SA(d)	3,393	9,352
Ninety One PLC(d)	2,368	6,857
Northern Trust Corp.	412	33,739
Partners Group Holding AG	68	69,272
Quilter PLC(e)	3,254	6,170
Raymond James Financial, Inc.	418	31,651
S&P Global, Inc.	311	113,957
Schroders PLC	944	36,550
SEI Investments Co.	695	36,390
St. James’s Place PLC	2,130	27,602
Standard Life Aberdeen PLC	11,793	36,901
State Street Corp.	421	28,666
T. Rowe Price Group, Inc.	627	87,285
TD Ameritrade Holding Corp.	771	29,591
UBS Group AG	1,814	22,068

		2,178,523

Consumer Finance – 0.1%
Ally Financial, Inc.	1,228	28,097
American Express Co.	516	52,420
Capital One Financial Corp.	376	25,955
Discover Financial Services	568	30,149
Navient Corp.	1,339	12,172
Provident Financial PLC(d)	1,368	4,531
Synchrony Financial	1,033	25,629

		178,953

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(d)	231	50,367
Element Fleet Management Corp.	3,194	26,275
EXOR NV	480	28,310
Groupe Bruxelles Lambert SA	600	55,365
IHS Markit Ltd.	1,109	88,631
Industrivarden AB - Class C(d)	1,828	48,308
Investor AB - Class B	902	57,697
Jefferies Financial Group, Inc.	1,464	25,679
Kinnevik AB(d)	1,368	1,099
Kinnevik AB - Class B	1,368	53,061
L E Lundbergforetagen AB - Class B(d)	856	39,192
M&G PLC	1,555	3,594

Company	Shares	U.S. $ Value

Onex Corp.	648	$31,462
Pargesa Holding SA	691	58,437
Voya Financial, Inc.(f)	775	40,230
Wendel SA	294	30,163

		637,870

Insurance – 1.5%
Admiral Group PLC	1,243	43,370
Aegon NV	4,545	12,585
Aflac, Inc.	1,388	50,412
Ageas	832	34,670
Alleghany Corp.	66	36,601
Allianz SE	222	48,171
Allstate Corp. (The)	643	59,799
American International Group, Inc.	720	20,981
Aon PLC	435	86,996
Arch Capital Group Ltd.(d)	1,779	56,110
Arthur J Gallagher & Co.	958	100,877
Assicurazioni Generali SpA	1,915	29,747
Assurant, Inc.	420	51,055
Aviva PLC	5,185	19,542
Axis Capital Holdings Ltd.	710	33,910
Baloise Holding AG	288	44,867
Brighthouse Financial, Inc.(d)	60	1,822
China Life Insurance Co., Ltd. - Class H	44,000	107,185
Chubb Ltd.	371	46,375
Cincinnati Financial Corp.	705	55,984
CNP Assurances(d)	1,623	21,760
Direct Line Insurance Group PLC	8,791	34,742
Everest Re Group Ltd.	214	47,097
Fairfax Financial Holdings Ltd.	85	26,203
Fidelity National Financial, Inc.	1,183	38,838
Gjensidige Forsikring ASA(d)	2,409	51,283
Globe Life, Inc.	598	49,323
Great-West Lifeco, Inc.	2,017	41,149
Hannover Rueck SE	383	65,312
Hartford Financial Services Group, Inc. (The)	878	35,515
iA Financial Corp., Inc.	1,008	36,283
Intact Financial Corp.	960	102,826
Legal & General Group PLC	13,473	38,727
Lincoln National Corp.	446	16,078
Loews Corp.	1,014	36,362
Manulife Financial Corp.	2,171	32,024
Mapfre SA	8,898	16,869
Markel Corp.(d)	39	42,386
Marsh & McLennan Cos., Inc.	753	86,527
MetLife, Inc.	661	25,422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	61,236
New China Life Insurance Co., Ltd. - Class H	37,000	147,419
NN Group NV	985	37,028
Old Mutual Ltd.	9,763	6,737
Poste Italiane SpA(e)	5,111	46,900
Power Corp. of Canada	3,725	74,366
Principal Financial Group, Inc.	589	24,803
Progressive Corp. (The)	1,147	109,011
Prudential Financial, Inc.	336	22,771
Prudential PLC	1,555	25,069

Company	Shares	U.S. $ Value

Reinsurance Group of America, Inc. - Class A	376	$34,472
RenaissanceRe Holdings Ltd.	388	71,291
RSA Insurance Group PLC	5,407	32,271
Sampo Oyj - Class A	886	35,691
SCOR SE(d)	791	21,199
Sun Life Financial, Inc.	1,344	56,095
Swiss Life Holding AG	132	53,364
Swiss Re AG	469	37,757
Travelers Cos., Inc. (The)	464	53,843
Trisura Group Ltd.(d)	7	472
Tryg A/S	1,864	57,200
UnipolSai Assicurazioni SpA	12,165	34,912
Unum Group	830	15,338
Willis Towers Watson PLC	352	72,347
WR Berkley Corp.	1,102	68,379
Zurich Insurance Group AG	154	56,941

		3,042,697

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	33,977
Annaly Capital Management, Inc.	3,658	26,886

		60,863

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	29,974

		8,337,404

Health Care – 3.3%
Biotechnology – 0.4%
AbbVie, Inc.	1,379	132,067
Alexion Pharmaceuticals, Inc.(d)	232	26,499
Alkermes PLC(d)	331	5,475
Amgen, Inc.	320	81,062
Biogen, Inc.(d)	169	48,611
BioMarin Pharmaceutical, Inc.(d)	341	26,608
Genmab A/S(d)	279	105,288
Gilead Sciences, Inc.	703	46,925
Grifols SA	2,271	61,569
Idorsia Ltd.(d)	213	6,338
Incyte Corp.(d)	189	18,210
Regeneron Pharmaceuticals, Inc.(d)	66	40,915
Seattle Genetics, Inc.(d)	303	47,977
United Therapeutics Corp.(d)	217	23,210
Vertex Pharmaceuticals, Inc.(d)	246	68,664

		739,418

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	1,269	138,917
Alcon, Inc.(d)	184	10,469
Align Technology, Inc.(d)	301	89,391
Arjo AB - Class B	2,759	16,411
Baxter International, Inc.	1,040	90,553
Becton Dickinson and Co.	362	87,883
Boston Scientific Corp.(d)	1,769	72,564
Coloplast A/S - Class B	742	125,859

Company	Shares	U.S. $ Value

Cooper Cos., Inc. (The)	246	$77,337
Danaher Corp.	776	160,221
Demant A/S(d)	2,432	72,539
DENTSPLY SIRONA, Inc.	989	44,376
DexCom, Inc.(d)	430	182,926
Edwards Lifesciences Corp.(d)	960	82,406
Getinge AB - Class B	2,759	61,474
Hologic, Inc.(d)	1,129	67,424
IDEXX Laboratories, Inc.(d)	330	129,050
Intuitive Surgical, Inc.(d)	183	133,744
Koninklijke Philips NV(d)	488	23,093
Medtronic PLC	683	73,402
ResMed, Inc.	778	140,647
Smith & Nephew PLC	4,175	84,254
Sonova Holding AG(d)	435	101,706
Stryker Corp.	486	96,306
Teleflex, Inc.	270	106,097
Varian Medical Systems, Inc.(d)	475	82,493
Zimmer Biomet Holdings, Inc.	375	52,830

		2,404,372

Health Care Providers & Services – 0.5%
AmerisourceBergen Corp. - Class A	482	46,768
Anthem, Inc.	274	77,137
Cardinal Health, Inc.	702	35,634
Centene Corp.(d)	956	58,622
Cigna Corp.	492	87,266
Covetrus, Inc.(d) (f)	280	6,415
CVS Health Corp.	1,161	72,121
DaVita, Inc.(d)	632	54,832
Fresenius Medical Care AG & Co. KGaA	755	64,153
Fresenius SE & Co. KGaA	693	32,158
HCA Healthcare, Inc.	514	69,760
Henry Schein, Inc.(d)	702	46,641
Humana, Inc.	169	70,164
Laboratory Corp. of America Holdings(d)	407	71,530
McKesson Corp.	241	36,979
Mediclinic International PLC	5,230	18,211
MEDNAX, Inc.(d)	637	11,835
Patterson Cos., Inc.	1,039	30,141
Quest Diagnostics, Inc.	556	61,849
UnitedHealth Group, Inc.	310	96,891
Universal Health Services, Inc. - Class B	362	39,947

		1,089,054

Health Care Technology – 0.0%
Cerner Corp.	701	51,432

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	816	81,943
Eurofins Scientific SE(d)	116	93,342
Illumina, Inc.(d)	183	65,371
IQVIA Holdings, Inc.(d)	646	105,783
Lonza Group AG	278	172,753
Mettler-Toledo International, Inc.(d)	105	101,932

Company	Shares	U.S. $ Value

QIAGEN NV(d)	1,521	$77,268
Thermo Fisher Scientific, Inc.	346	148,427
Waters Corp.(d)	286	61,850

		908,669

Pharmaceuticals – 0.7%
AstraZeneca PLC	729	80,919
Bausch Health Cos., Inc.(d)	834	13,843
Bayer AG	526	34,985
Bristol-Myers Squibb Co.	1,220	75,884
Eli Lilly & Co.	693	102,834
GlaxoSmithKline PLC	3,649	71,277
Hikma Pharmaceuticals PLC	2,641	83,705
Jazz Pharmaceuticals PLC(d)	223	29,969
Johnson & Johnson	554	84,989
Mallinckrodt PLC(d) (f)	476	752
Merck & Co., Inc.	863	73,588
Merck KGaA	536	72,850
Mylan NV(d) (f)	1,027	16,822
Novartis AG	923	79,551
Novo Nordisk A/S - Class B	1,284	84,890
Orion Oyj - Class B	948	44,515
Perrigo Co. PLC	428	22,384
Pfizer, Inc.	2,016	76,185
Roche Holding AG	268	93,752
Sanofi	604	61,178
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(d)	1,184	22,034
UCB SA	558	66,227
Vifor Pharma AG	380	56,168
Zoetis, Inc.	996	159,460

		1,508,761

		6,701,706

Industrials – 2.9%
Aerospace & Defense – 0.4%
Airbus SE(d)	181	14,885
BAE Systems PLC	2,639	18,320
Boeing Co. (The)	219	37,629
Bombardier, Inc. - Class B(d)	7,317	2,300
CAE, Inc.	2,809	44,536
Dassault Aviation SA(d)	11	9,964
General Dynamics Corp.	241	35,993
Howmet Aerospace, Inc.	824	14,436
Huntington Ingalls Industries, Inc.	180	27,274
L3Harris Technologies, Inc.	1,019	184,174
Leonardo SpA	684	4,628
Lockheed Martin Corp.	198	77,272
Meggitt PLC	2,664	10,259
Northrop Grumman Corp.	198	67,837
Raytheon Technologies Corp.	1,280	78,080
Rolls-Royce Holdings PLC(d)	1,271	4,013
Safran SA(d)	174	20,094
Textron, Inc.	720	28,390
Thales SA	192	14,994

Company	Shares	U.S. $ Value

TransDigm Group, Inc.	93	$46,469

		741,547

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.(f)	534	52,492
Deutsche Post AG	500	22,792
DSV PANALPINA A/S	295	46,053
Expeditors International of Washington, Inc.	744	65,762
FedEx Corp.	189	41,550
Kuehne & Nagel International AG(d)	139	26,951
Royal Mail PLC	3,581	8,555
United Parcel Service, Inc. - Class B	471	77,065

		341,220

Airlines – 0.0%
American Airlines Group, Inc.	507	6,616
Delta Air Lines, Inc.	566	17,461
Deutsche Lufthansa AG(d)	656	6,863
easyJet PLC	784	6,659
International Consolidated Airlines Group SA	1,885	5,051
Southwest Airlines Co.	528	19,842
United Airlines Holdings, Inc.(d)	315	11,340

		73,832

Building Products – 0.2%
AO Smith Corp.	711	34,818
Assa Abloy AB - Class B	848	19,645
Carrier Global Corp.	587	17,522
Cie de Saint-Gobain(d)	254	10,268
Fortune Brands Home & Security, Inc.	681	57,258
Geberit AG	50	28,780
Johnson Controls International PLC	1,024	41,708
Masco Corp.	1,061	61,856
Otis Worldwide Corp.	293	18,430
Resideo Technologies, Inc.(d)	63	842

		291,127

Commercial Services & Supplies – 0.2%
Babcock International Group PLC	1,434	5,190
Cintas Corp.	386	128,631
G4S PLC	3,969	7,651
ISS A/S(d)	413	6,360
Republic Services, Inc. - Class A	966	89,567
Securitas AB - Class B(d)	1,405	20,001
Societe BIC SA	160	9,235
Stericycle, Inc.(d)	372	23,849
Waste Connections, Inc.	891	89,127
Waste Management, Inc.	916	104,424

		484,035

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	482	11,795
Boskalis Westminster(d)	549	11,498
Bouygues SA(d)	319	12,622

Company	Shares	U.S. $ Value

China Communications Construction Co., Ltd. - Class H	124,000	$69,507
China Railway Construction Corp., Ltd. - Class H	112,500	86,351
China Railway Group Ltd. - Class H	179,000	91,807
Eiffage SA(d)	192	17,657
Epiroc AB - Class A	436	6,503
Epiroc AB - Class B	520	7,474
Ferrovial SA	1,032	27,575
Fluor Corp.	716	6,816
HOCHTIEF AG	79	7,005
Jacobs Engineering Group, Inc.	615	55,516
Metso Outotec Oyj	1,685	12,482
Orascom Construction PLC	173	856
Skanska AB - Class B(d)	763	15,518
SNC-Lavalin Group, Inc.	1,097	19,411
Vinci SA	175	16,396

		476,789

Electrical Equipment – 0.2%
ABB Ltd.	788	20,093
Acuity Brands, Inc.	140	15,301
AMETEK, Inc.	672	67,671
Eaton Corp. PLC	547	55,849
Emerson Electric Co.	688	47,795
Legrand SA	296	24,707
Melrose Industries PLC	9,810	13,089
nVent Electric PLC	481	9,197
OSRAM Licht AG(d)	209	10,911
Prysmian SpA	537	15,007
Rockwell Automation, Inc.	235	54,175
Schneider Electric SE	198	24,487
Sensata Technologies Holding PLC(d)	858	35,727
Vestas Wind Systems A/S	152	22,981

		416,990

Industrial Conglomerates – 0.1%
3M Co.	284	46,298
DCC PLC	173	15,369
General Electric Co.	1,596	10,118
Honeywell International, Inc.	378	62,578
Roper Technologies, Inc.	184	78,603
Siemens AG	118	16,351
Smiths Group PLC	1,381	25,632

		254,949

Machinery – 0.5%
AGCO Corp.	496	35,266
Alfa Laval AB(d)	849	20,752
Alstom SA(d)	518	28,917
ANDRITZ AG	354	11,841
Atlas Copco AB - Class A	436	20,180
Atlas Copco AB - Class B	520	20,894
Caterpillar, Inc.	323	45,966
CNH Industrial NV(d)	1,193	9,450
Cummins, Inc.	221	45,802
Deere & Co.	289	60,707
Dover Corp.	428	47,012

Company	Shares	U.S. $ Value

Electrolux Professional AB - Class B(d)	748	$3,321
Flowserve Corp.	599	17,778
Fortive Corp.	674	48,602
GEA Group AG	378	13,803
Illinois Tool Works, Inc.	349	68,945
IMI PLC	1,187	16,516
Ingersoll Rand, Inc.(d)	413	14,480
Kone Oyj - Class B	326	27,961
MAN SE(d)	62	3,847
Middleby Corp. (The)(d)	251	24,573
Neles Oyj	392	5,358
PACCAR, Inc.	502	43,092
Parker-Hannifin Corp.	211	43,468
Pentair PLC	481	21,712
Sandvik AB(d)	907	17,860
Schindler Holding AG	78	20,855
Schindler Holding AG (REG)	81	21,332
SKF AB - Class B	706	14,121
Snap-on, Inc.	233	34,547
Stanley Black & Decker, Inc.	329	53,068
Trane Technologies PLC	469	55,525
Volvo AB - Class B(d)	910	17,431
Wartsila Oyj Abp	732	6,267
Weir Group PLC (The)	503	8,583
Westinghouse Air Brake Technologies Corp.	457	30,413
Xylem, Inc./NY	796	63,823
Zardoya Otis SA	1,731	12,003

		1,056,071

Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	14,204
AP Moller - Maersk A/S - Class B	9	13,790

		27,994

Professional Services – 0.4%
Adecco Group AG	233	12,199
Bureau Veritas SA(d)	963	21,867
Capita PLC(d)	1,612	658
CoStar Group, Inc.(d)	287	243,548
Equifax, Inc.	383	64,448
Experian PLC	1,125	42,033
Intertek Group PLC	254	19,901
ManpowerGroup, Inc.	340	24,925
Nielsen Holdings PLC	827	12,637
Randstad NV	258	13,427
RELX PLC	1,139	25,611
RELX PLC (London)	1,122	25,461
Robert Half International, Inc.	701	37,293
SGS SA	10	25,914
Thomson Reuters Corp.	1,197	91,504
Verisk Analytics, Inc. - Class A	637	118,909
Wolters Kluwer NV	490	40,196

		820,531

Road & Rail – 0.2%
AMERCO	94	33,360
Canadian National Railway Co.	661	69,457

Company	Shares	U.S. $ Value

Canadian Pacific Railway Ltd.	280	$82,838
CSX Corp.	526	40,218
Garrett Motion, Inc.(d)	37	102
JB Hunt Transport Services, Inc.	438	61,556
Kansas City Southern	333	60,619
Norfolk Southern Corp.	311	66,097
Union Pacific Corp.	324	62,351

		476,598

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(d)	317	9,374
Ashtead Group PLC	560	19,417
Brenntag AG	322	20,175
Bunzl PLC	677	21,839
Fastenal Co.	1,510	73,779
Ferguson PLC	296	29,027
Finning International, Inc.	1,846	28,178
Rexel SA(d)	970	12,960
Travis Perkins PLC	782	12,801
United Rentals, Inc.(d)	195	34,525
WW Grainger, Inc.	196	71,624

		333,699

Transportation Infrastructure – 0.1%
Aena SME SA(d) (e)	131	19,558
Aeroports de Paris	132	13,780
Atlantia SpA(d)	613	9,733
Fraport AG Frankfurt Airport Services Worldwide(d)	264	12,042
Getlink SE(d)	1,705	26,080
Macquarie Infrastructure Corp.	570	15,971

		97,164

		5,892,546

Consumer Staples – 2.8%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	19,528
Brown-Forman Corp. - Class B	1,553	113,633
Carlsberg A/S - Class B	434	61,008
Coca-Cola Co. (The)	2,349	116,346
Coca-Cola European Partners PLC	1,012	41,807
Coca-Cola HBC AG	1,304	34,639
Constellation Brands, Inc. - Class A	321	59,218
Diageo PLC	1,525	50,952
Heineken Holding NV	450	36,820
Heineken NV	502	46,426
Keurig Dr Pepper, Inc.	924	27,563
Molson Coors Beverage Co. - Class B	775	29,171
Monster Beverage Corp.(d)	1,264	105,999
PepsiCo, Inc.	845	118,351
Pernod Ricard SA	347	59,434
Remy Cointreau SA	337	55,504

		976,399

Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. - Class B	3,374	110,117
Carrefour SA	1,249	20,091

Company	Shares	U.S. $ Value

Casino Guichard Perrachon SA(d)	448	$11,614
Colruyt SA	915	57,673
Costco Wholesale Corp.	505	175,568
Distribuidora Internacional de Alimentacion SA(d)	6,300	874
Empire Co., Ltd. - Class A	3,731	97,112
George Weston Ltd.	1,283	92,688
ICA Gruppen AB	1,334	65,468
J Sainsbury PLC	10,711	26,318
Jeronimo Martins SGPS SA	2,095	34,477
Koninklijke Ahold Delhaize NV	1,925	57,915
Kroger Co. (The)	1,741	62,119
Loblaw Cos., Ltd.	1,937	100,106
METRO AG	963	9,549
Metro, Inc./CN	3,499	158,057
Rite Aid Corp.(d) (f)	91	1,185
Sysco Corp.	1,355	81,490
Tesco PLC	14,259	41,640
Walgreens Boots Alliance, Inc.	793	30,150
Walmart, Inc.	1,159	160,927
Wm Morrison Supermarkets PLC	13,410	34,315

		1,429,453

Food Products – 0.8%
Archer-Daniels-Midland Co.	1,514	67,767
Aryzta AG(d)	6,292	4,486
Associated British Foods PLC	933	25,229
Barry Callebaut AG	33	73,161
Bunge Ltd.	891	40,647
Campbell Soup Co.	1,279	67,288
Chocoladefabriken Lindt & Spruengli AG	9	76,727
Chocoladefabriken Lindt & Spruengli AG (REG)	1	88,374
Conagra Brands, Inc.	1,969	75,531
Danone SA	580	38,139
General Mills, Inc.	1,305	83,455
Hershey Co. (The)	758	112,669
Hormel Foods Corp.(f)	1,930	98,391
Ingredion, Inc.	628	50,516
JM Smucker Co. (The)	614	73,791
Kellogg Co.	1,053	74,668
Kerry Group PLC - Class A	503	66,054
Kraft Heinz Co. (The)	886	31,045
McCormick & Co., Inc./MD	900	185,580
Mondelez International, Inc. - Class A	1,174	68,585
Mowi ASA	1,945	38,049
Nestle SA	608	73,232
Orkla ASA	3,826	38,916
Saputo, Inc.	2,289	57,104
Tate & Lyle PLC	4,685	42,478
Tyson Foods, Inc. - Class A	1,060	66,568

		1,718,450

Household Products – 0.5%
Church & Dwight Co., Inc.	1,639	157,065
Clorox Co. (The)	669	149,522
Colgate-Palmolive Co.	1,207	95,667
Edgewell Personal Care Co.(d)	667	19,150
Essity AB - Class B(d)	1,288	44,357
Henkel AG & Co. KGaA	338	30,411

Company	Shares	U.S. $ Value

Henkel AG & Co. KGaA (Preference Shares)	356	$36,397
Kimberly-Clark Corp.	706	111,379
Procter & Gamble Co. (The)	1,192	164,889
Reckitt Benckiser Group PLC	499	50,089
Spectrum Brands Holdings, Inc.	587	34,985

		893,911

Personal Products – 0.2%
Beiersdorf AG	471	54,443
Coty, Inc. - Class A	2,104	7,532
Estee Lauder Cos., Inc. (The) - Class A	855	189,570
L’Oreal SA	228	75,662
Unilever NV	860	49,972
Unilever PLC	811	47,948

		425,127

Tobacco – 0.1%
Altria Group, Inc.	1,060	46,364
British American Tobacco PLC	579	19,515
British American Tobacco PLC (Sponsored ADR)(f)	643	21,714
Imperial Brands PLC	987	16,468
Philip Morris International, Inc.	715	57,050
Swedish Match AB	1,345	102,153

		263,264

		5,706,604

Materials – 2.2%
Chemicals – 1.2%
Air Liquide SA	447	74,124
Air Products & Chemicals, Inc.	522	152,560
Akzo Nobel NV	408	40,271
Albemarle Corp.	546	49,691
Arkema SA	294	32,549
Axalta Coating Systems Ltd.(d)	2,149	51,254
BASF SE	444	27,113
Celanese Corp. - Class A	722	73,030
CF Industries Holdings, Inc.	1,192	38,895
Chr Hansen Holding A/S	469	53,831
Corteva, Inc.	701	20,013
Covestro AG(e)	458	21,835
Croda International PLC	632	49,745
Dow, Inc.	701	31,629
DuPont de Nemours, Inc.	701	39,088
Eastman Chemical Co.	794	58,049
Ecolab, Inc.	833	164,168
EMS-Chemie Holding AG	47	42,476
Evonik Industries AG	1,232	35,779
FMC Corp.	742	79,290
FUCHS PETROLUB SE (Preference Shares)	915	43,281
Givaudan SA	25	105,077
International Flavors & Fragrances, Inc.	533	65,980
Johnson Matthey PLC	1,127	35,545
K&S AG	1,009	7,035
Koninklijke DSM NV	642	102,817
LANXESS AG	442	25,876
Linde PLC	436	108,887

Company	Shares	U.S. $ Value

Livent Corp.(d) (f)	693	$5,877
LyondellBasell Industries NV - Class A	645	42,234
Methanex Corp.	1,103	24,599
Mosaic Co. (The)	2,007	36,588
Novozymes A/S - Class B	559	33,034
Nutrien Ltd.	3,184	117,928
PPG Industries, Inc.	660	79,464
Sherwin-Williams Co. (The)	231	155,012
Sika AG	360	86,079
Solvay SA	330	28,433
Symrise AG	710	98,192
Umicore SA	1,130	51,867
WR Grace & Co.	870	35,418
Yara International ASA	866	36,282

		2,460,895

Construction Materials – 0.1%
CRH PLC	1,075	40,093
HeidelbergCement AG	356	22,585
Imerys SA	563	22,922
LafargeHolcim Ltd.	595	28,247
Martin Marietta Materials, Inc.	237	48,080
Vulcan Materials Co.	393	47,160

		209,087

Containers & Packaging – 0.3%
Avery Dennison Corp.	978	112,851
Ball Corp.	1,802	144,827
CCL Industries, Inc. - Class B	1,790	66,160
Crown Holdings, Inc.(d)	1,332	102,364
International Paper Co.	1,270	46,063
Packaging Corp. of America	678	68,641
Sealed Air Corp.	1,509	59,304
Westrock Co.	1,050	31,846

		632,056

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	888	73,213
Anglo American PLC	1,415	34,773
Antofagasta PLC	2,036	29,191
ArcelorMittal SA(d)	987	12,433
Arconic Corp.(d)	206	4,584
Barrick Gold Corp. (London)	1,911	56,212
Barrick Gold Corp. (Toronto)	2,364	70,031
BHP Group PLC	1,449	32,983
Boliden AB	977	29,190
Eldorado Gold Corp.(d)	1,427	16,301
First Quantum Minerals Ltd.	3,202	31,692
Franco-Nevada Corp.	739	111,143
Freeport-McMoRan, Inc.	2,604	40,649
Fresnillo PLC	1,276	21,666
Glencore PLC(d)	5,705	14,028
Kinross Gold Corp.(d)	6,730	59,749
Newmont Corp.	1,386	93,250
Newmont Corp. (Toronto)	1,053	71,099
Norsk Hydro ASA(d)	4,362	13,913
Nucor Corp.	910	41,369

Company	Shares	U.S. $ Value

Rio Tinto PLC	669	$41,605
Teck Resources Ltd. - Class B	2,652	30,579
thyssenkrupp AG(d)	1,007	7,253
Turquoise Hill Resources Ltd.(d)	6,412	7,079
voestalpine AG	636	15,804
Wheaton Precious Metals Corp.	1,870	99,869
Yamana Gold, Inc.	7,199	44,595

		1,104,253

Paper & Forest Products – 0.1%
Mondi PLC	1,889	37,169
Stora Enso Oyj - Class R	2,477	36,532
Svenska Cellulosa AB SCA - Class B(d)	1,288	16,632
UPM-Kymmene Oyj	1,348	40,914
West Fraser Timber Co., Ltd.	1,065	57,114

		188,361

		4,594,652

Consumer Discretionary – 2.1%
Auto Components – 0.1%
Aptiv PLC	302	26,008
Autoliv, Inc.	287	22,484
BorgWarner, Inc.	633	25,693
Cie Generale des Etablissements Michelin SCA - Class B	199	22,539
Continental AG	107	11,740
Delphi Technologies PLC(d)	100	1,737
Goodyear Tire & Rubber Co. (The)	816	7,830
Lear Corp.	199	22,672
Linamar Corp.	630	19,755
Magna International, Inc. - Class A (Canada)	729	35,501
Nokian Renkaat Oyj	578	16,118
Schaeffler AG (Preference Shares)	1,288	8,661
Valeo SA	282	8,660
Veoneer, Inc.(d) (f)	287	3,984

		233,382

Automobiles – 0.2%
Bayerische Motoren Werke AG	252	18,159
Bayerische Motoren Werke AG (Preference Shares)	288	16,239
Daimler AG	349	17,894
Ferrari NV	303	59,148
Fiat Chrysler Automobiles NV(d)	1,290	14,298
Ford Motor Co.	2,754	18,782
General Motors Co.	869	25,749
Harley-Davidson, Inc.(f)	457	12,664
Peugeot SA(d)	996	17,172
Porsche Automobil Holding SE (Preference Shares)(d)	377	23,184
Renault SA(d)	203	5,790
Tesla, Inc.(d)	270	134,546
Volkswagen AG(d)	151	27,207

Company	Shares	U.S. $ Value

Volkswagen AG (Preference Shares)(d)	138	$23,082

		413,914

Distributors – 0.0%
Genuine Parts Co.	435	41,081
LKQ Corp.(d)	877	27,836

		68,917

Diversified Consumer Services – 0.0%
H&R Block, Inc.(f)	830	12,035

Hotels, Restaurants & Leisure – 0.4%
Accor SA(d)	515	15,787
Aramark	1,174	32,355
Carnival Corp.	557	9,179
Carnival PLC	409	5,607
Chipotle Mexican Grill, Inc. - Class A(d)	57	74,686
Compass Group PLC	1,758	28,448
Darden Restaurants, Inc.	368	31,895
Domino’s Pizza, Inc.	151	61,753
Flutter Entertainment PLC(d)	226	37,988
Hilton Worldwide Holdings, Inc.	532	48,072
InterContinental Hotels Group PLC(d)	470	27,137
Las Vegas Sands Corp.	477	24,189
Marriott International, Inc./MD - Class A	350	36,018
McDonald’s Corp.	324	69,180
MGM Resorts International	769	17,302
Norwegian Cruise Line Holdings Ltd.(d)	485	8,298
Restaurant Brands International, Inc.	668	36,192
Royal Caribbean Cruises Ltd.	277	19,069
Sodexo SA	224	15,990
Starbucks Corp.	666	56,257
TUI AG	1,641	7,131
Whitbread PLC(d)	756	25,496
William Hill PLC	6,112	14,086
Wyndham Destinations, Inc.	277	8,030
Wyndham Hotels & Resorts, Inc.	277	14,504
Wynn Resorts Ltd.	179	15,654
Yum! Brands, Inc.	630	60,385

		800,688

Household Durables – 0.2%
Barratt Developments PLC	2,559	17,870
Berkeley Group Holdings PLC	550	33,238
DR Horton, Inc.	836	59,665
Electrolux AB - Class B	748	16,238
Garmin Ltd.	605	62,684
Husqvarna AB - Class B	2,521	27,450
Leggett & Platt, Inc.	679	27,839
Lennar Corp. - Class A	555	41,525
Lennar Corp. - Class B	11	652
Mohawk Industries, Inc.(d)	156	14,404
Newell Brands, Inc.	610	9,748
Persimmon PLC	763	26,513
PulteGroup, Inc.	1,261	56,228
SEB SA	162	28,415
Taylor Wimpey PLC	9,372	15,152

Company	Shares	U.S. $ Value

Toll Brothers, Inc.	690	$29,132
Whirlpool Corp.	167	29,679

		496,432

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.(d)	29	100,078
Booking Holdings, Inc.(d)	17	32,478
eBay, Inc.	1,712	93,783
Expedia Group, Inc.	215	21,102
MercadoLibre, Inc.(d)	134	156,591
Qurate Retail, Inc.(d)	1,207	13,337
Zalando SE(d) (e)	491	43,016

		460,385

Leisure Products – 0.0%
Hasbro, Inc.	367	28,971
Mattel, Inc.(d) (f)	1,058	11,368
Nordic Entertainment Group AB - Class B(d)	65	2,712
Polaris, Inc.	248	25,058

		68,109

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	300	31,383
Dollar General Corp.	382	77,118
Dollar Tree, Inc.(d)	304	29,266
Dollarama, Inc.	1,356	52,936
Kohl’s Corp.	485	10,360
Macy’s, Inc.	699	4,872
Marks & Spencer Group PLC	4,897	7,252
Next PLC	400	32,051
Nordstrom, Inc.(f)	496	7,936
Target Corp.	562	84,980

		338,154

Specialty Retail – 0.4%
Advance Auto Parts, Inc.	173	27,042
AutoNation, Inc.(d)	587	33,377
AutoZone, Inc.(d)	47	56,227
Bed Bath & Beyond, Inc.(f)	660	8,039
Best Buy Co., Inc.	397	44,031
CarMax, Inc.(d)	276	29,513
CECONOMY AG(d)	963	4,435
Dick’s Sporting Goods, Inc.	553	29,928
Dixons Carphone PLC	4,868	6,022
Dufry AG(d)	127	3,846
Foot Locker, Inc.	407	12,344
Gap, Inc. (The)	852	14,816
Hennes & Mauritz AB - Class B	936	14,982
Home Depot, Inc. (The)	245	69,835
Industria de Diseno Textil SA	757	21,285
Kingfisher PLC	6,282	22,845
L Brands, Inc.	409	12,025
Lowe’s Cos., Inc.	362	59,618
O’Reilly Automotive, Inc.(d)	119	55,410
Ross Stores, Inc.	451	41,077

Company	Shares	U.S. $ Value

Signet Jewelers Ltd.(f)	287	$4,956
Tiffany & Co.	315	38,588
TJX Cos., Inc. (The)	1,056	57,858
Tractor Supply Co.	570	84,833
Ulta Beauty, Inc.(d)	91	21,128

		774,060

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG(d)	138	41,993
Burberry Group PLC	981	18,730
Capri Holdings Ltd.(d)	474	7,508
Christian Dior SE	102	43,682
Cie Financiere Richemont SA	285	18,975
EssilorLuxottica SA(d)	493	65,995
Gildan Activewear, Inc.	1,287	24,954
Hanesbrands, Inc.	1,331	20,351
Hermes International	67	57,582
HUGO BOSS AG	261	6,933
Kering SA	75	46,017
Kontoor Brands, Inc.(d) (f)	82	1,812
Lululemon Athletica, Inc.(d)	362	135,992
LVMH Moet Hennessy Louis Vuitton SE	90	42,266
NIKE, Inc. - Class B	676	75,638
Pandora A/S	240	17,519
Puma SE(d)	60	4,971
PVH Corp.	229	12,769
Ralph Lauren Corp.	379	26,087
Swatch Group AG (The)	56	11,850
Swatch Group AG (The) (REG)	301	11,904
Tapestry, Inc.	597	8,794
Under Armour, Inc. - Class A(d)	1,122	11,007
Under Armour, Inc. - Class C(d)	1,242	10,992
VF Corp.	576	37,872

		762,193

		4,428,269

Utilities – 2.1%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,649	89,293
American Electric Power Co., Inc.	1,054	83,087
Duke Energy Corp.(f)	865	69,494
Edison International	797	41,827
EDP - Energias de Portugal SA	19,584	99,557
Electricite de France SA	3,570	37,553
Emera, Inc.	2,500	102,062
Endesa SA	3,408	94,605
Enel SpA	10,639	96,338
Entergy Corp.	880	87,243
Evergy, Inc.	973	51,783
Eversource Energy	1,141	97,795
Exelon Corp.	1,491	55,033
FirstEnergy Corp.	1,915	54,750
Fortis, Inc./Canada	2,662	106,472
Fortum Oyj	4,004	84,749
Hydro One Ltd.(e)	3,582	74,147
Iberdrola SA	8,209	103,572

Company	Shares	U.S. $ Value

NextEra Energy, Inc.	539	$150,473
OGE Energy Corp.	1,973	62,860
Orsted A/S(e)	1,497	211,916
Pinnacle West Capital Corp.	753	55,232
PPL Corp.	1,790	49,458
Red Electrica Corp. SA	3,748	71,730
Southern Co. (The)	1,397	72,895
SSE PLC	3,489	58,807
Terna Rete Elettrica Nazionale SpA	13,636	98,653
Xcel Energy, Inc.	1,190	82,675

		2,344,059

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	39,784
Atmos Energy Corp.	860	85,845
Enagas SA	3,496	85,609
Naturgy Energy Group SA	2,625	50,675
Snam SpA	22,765	116,585
UGI Corp.	1,317	45,476

		423,974

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp (The)	4,046	71,817

Multi-Utilities – 0.7%
Ameren Corp.	1,162	91,926
Atco Ltd./Canada - Class I	1,665	50,728
Canadian Utilities Ltd. - Class A	2,932	73,595
CenterPoint Energy, Inc.	2,121	42,569
Centrica PLC	23,244	14,127
CMS Energy Corp.	1,535	92,852
Consolidated Edison, Inc.	866	61,780
Dominion Energy, Inc.	1,315	103,149
DTE Energy Co.	687	81,526
E.ON SE	6,694	79,282
Engie SA(d)	3,398	47,272
National Grid PLC	4,604	51,565
NiSource, Inc.	2,608	57,793
Public Service Enterprise Group, Inc.	1,187	62,009
RWE AG	2,734	108,867
Sempra Energy	547	67,637
Suez	3,280	56,641
United Utilities Group PLC	6,181	67,915
Veolia Environnement SA	2,624	63,309
WEC Energy Group, Inc.	1,055	99,254

		1,373,796

Water Utilities – 0.1%
American Water Works Co., Inc.	869	122,825
Severn Trent PLC	2,353	72,983

		195,808

		4,409,454

Communication Services – 1.5%
Diversified Telecommunication Services – 0.6%
Altice Europe NV - Class A(d)	704	3,108
Altice Europe NV - Class B(d)	1,011	4,456

Company	Shares	U.S. $ Value

Altice USA, Inc. - Class A(d)	713	$19,664
AT&T, Inc.	2,772	82,633
BCE, Inc.	3,032	130,313
BT Group PLC	7,665	10,673
CenturyLink, Inc.(f)	3,838	41,258
Charter Communications, Inc. - Class A(d)	83	51,096
Comcast Corp. - Class A	824	36,923
Deutsche Telekom AG	2,256	39,767
Elisa Oyj	1,116	65,683
Eurazeo SE(d)	635	33,520
Eutelsat Communications SA	1,132	11,350
Frontier Communications Corp.(d)	2,474	476
Iliad SA	138	29,434
Koninklijke KPN NV	12,242	32,125
Liberty Global PLC(d)	1,811	41,671
Liberty Global PLC - Class A(d)	813	19,000
Liberty Latin America Ltd. - Class C(d)	937	8,939
Orange SA	2,176	24,308
Proximus SADP	1,770	34,956
Shaw Communications, Inc. - Class B	2,404	44,952
Sirius XM Holdings, Inc.(f)	4,633	27,196
Swisscom AG	114	63,121
Telecom Italia SpA/Milano	31,583	15,043
Telecom Italia SpA/Milano (Savings Shares)	39,625	18,736
Telefonica Deutschland Holding AG	7,772	21,503
Telefonica SA	3,363	13,250
Telenet Group Holding NV	522	20,240
Telenor ASA	2,325	37,839
Telia Co. AB	12,753	49,165
TELUS Corp.	6,684	123,088
United Internet AG	623	30,664
Verizon Communications, Inc.	1,696	100,522

		1,286,672

Entertainment – 0.2%
Activision Blizzard, Inc.	841	70,240
Bollore SA	3,319	12,477
Electronic Arts, Inc.(d)	495	69,038
Modern Times Group MTG AB - Class B(d)	65	889
Netflix, Inc.(d)	129	68,313
Vivendi SA	1,098	31,260
Walt Disney Co. (The)	1,074	141,628

		393,845

Interactive Media & Services – 0.3%
Adevinta ASA - Class B(d)	2,027	37,746
Alphabet, Inc. - Class A(d)	78	127,103
Alphabet, Inc. - Class C(d)	76	124,198
Auto Trader Group PLC	4,579	34,232
Cars.com, Inc.(d)	283	2,456
Facebook, Inc. - Class A(d)	387	113,468
TripAdvisor, Inc.	426	9,956
Twitter, Inc.(d)	1,866	75,722

Company	Shares	U.S. $ Value

Zillow Group, Inc. - Class C(d) (f)	848	$72,725

		597,606

Media – 0.2%
Discovery, Inc. - Class A(d) (f)	1,012	22,330
Discovery, Inc. - Class C(d)	1,427	28,497
DISH Network Corp. - Class A(d)	297	10,549
Fox Corp. - Class A	338	9,417
Fox Corp. - Class B(d)	340	9,452
Interpublic Group of Cos., Inc. (The)	1,393	24,740
ITV PLC	7,799	6,242
JCDecaux SA(d)	889	16,977
Lagardere SCA(d)	819	16,243
Liberty Broadband Corp.(d)	346	48,471
Liberty Media Corp.-Liberty SiriusXM - Class A(d)	944	34,277
Liberty Media Corp.-Liberty SiriusXM - Class C(d)	855	30,776
News Corp. - Class A	2,510	37,951
Omnicom Group, Inc.	460	24,881
Pearson PLC	1,740	12,820
ProSiebenSat.1 Media SE(d)	638	7,246
Publicis Groupe SA(d)	351	12,276
RTL Group SA(d)	319	10,599
Schibsted ASA(d)	973	42,383
Schibsted ASA - Class B(d)	1,054	41,680
SES SA	1,380	9,808
TEGNA, Inc.	850	10,642
ViacomCBS, Inc. - Class B(f)	829	23,088
WPP PLC	1,472	12,468

		503,813

Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA	591	17,580
Rogers Communications, Inc. - Class B	2,193	91,227
T-Mobile US, Inc.(d)	970	113,180
Tele2 AB - Class B	4,849	68,827
Vodafone Group PLC	17,886	26,225

		317,039

		3,098,975

Energy – 1.1%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	758	10,824
ChampionX Corp.(d)	214	2,191
Core Laboratories NV(f)	280	5,860
Drilling Co. of 1972 A/S (The)(d)	38	900
Halliburton Co.	747	12,087
Helmerich & Payne, Inc.	490	8,075
National Oilwell Varco, Inc.	851	10,212
Petrofac Ltd.	6,919	14,994
Saipem SpA	858	1,838
Schlumberger NV	606	11,520
TechnipFMC PLC	994	7,654
Tenaris SA	3,797	22,246

Company	Shares	U.S. $ Value

Weatherford International PLC(d) (f)	1	$3

		108,404

Oil, Gas & Consumable Fuels – 1.0%
Antero Resources Corp.(d)	1,271	4,093
Apache Corp.	607	8,984
ARC Resources Ltd.	2,540	12,813
BP PLC	13,599	47,444
Cabot Oil & Gas Corp.	1,013	19,217
Cameco Corp.	2,728	31,602
Canadian Natural Resources Ltd.	1,035	20,409
Cenovus Energy, Inc.	2,621	12,378
Cheniere Energy, Inc.(d)	609	31,698
Chevron Corp.	461	38,692
China Petroleum & Chemical Corp. - Class H	230,000	105,603
China Shenhua Energy Co., Ltd. - Class H	99,000	164,399
Cimarex Energy Co.	268	7,445
Concho Resources, Inc.	241	12,527
ConocoPhillips	716	27,129
Continental Resources, Inc./OK(f)	603	10,360
Crescent Point Energy Corp.	2,365	4,152
Devon Energy Corp.	669	7,272
Diamondback Energy, Inc.	286	11,143
Enbridge, Inc.	1,314	42,039
Eni SpA	4,936	45,857
EOG Resources, Inc.	364	16,504
EQT Corp.	539	8,554
Equinor ASA	4,590	74,274
Equitrans Midstream Corp.	431	4,431
Exxon Mobil Corp.	713	28,477
Galp Energia SGPS SA	4,711	50,587
Hess Corp.	565	26,013
HollyFrontier Corp.	1,019	24,324
Husky Energy, Inc.	3,080	10,413
Imperial Oil Ltd.	1,534	25,297
Inter Pipeline Ltd.	3,237	34,173
Keyera Corp.	1,731	31,611
Kinder Morgan, Inc.	1,880	25,982
Koninklijke Vopak NV	1,705	93,635
Lundin Energy AB	2,787	68,214
Marathon Oil Corp.	1,390	7,339
Marathon Petroleum Corp.	1,407	49,892
Murphy Oil Corp.(f)	914	12,558
Neste Oyj	4,680	250,545
Noble Energy, Inc.	924	9,194
Occidental Petroleum Corp.	864	11,007
OMV AG(d)	1,553	50,271
ONEOK, Inc.	703	19,318
Ovintiv, Inc.(f)	398	4,410
Ovintiv, Inc. (Canada)	403	4,458
Parsley Energy, Inc. - Class A	749	8,052
Pembina Pipeline Corp.	2,130	52,746
Peyto Exploration & Development Corp.	1,639	3,581
Phillips 66	607	35,491
Pioneer Natural Resources Co.	178	18,500
PrairieSky Royalty Ltd.	1,883	13,628
Range Resources Corp.	940	7,012
Royal Dutch Shell PLC - Class A	3,106	45,719

Company	Shares	U.S. $ Value

Royal Dutch Shell PLC - Class B	3,120	$43,894
Seven Generations Energy Ltd.(d)	1,456	4,599
Southwestern Energy Co.(d)	2,381	6,619
Suncor Energy, Inc.	1,483	23,797
Targa Resources Corp.	621	10,563
TC Energy Corp.	1,444	67,520
TOTAL SE	1,632	64,745
Tourmaline Oil Corp.	1,532	19,462
Valero Energy Corp.	618	32,501
Vermilion Energy, Inc.	920	3,654
Williams Cos., Inc. (The)	1,051	21,819

		2,090,639

		2,199,043

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities, Inc.	370	62,301
American Tower Corp.	354	88,199
AvalonBay Communities, Inc.	234	36,986
Boston Properties, Inc.	360	31,273
British Land Co. PLC (The)	5,156	25,164
Brixmor Property Group, Inc.	1,101	12,992
Camden Property Trust	472	42,924
Colony Capital, Inc.(f)	3,138	8,504
Covivio	424	31,359
Crown Castle International Corp.	494	80,646
Digital Realty Trust, Inc.	378	58,836
Duke Realty Corp.	1,323	51,002
Equinix, Inc.	91	71,870
Equity Residential	641	36,184
Essex Property Trust, Inc.	185	40,054
Extra Space Storage, Inc.	489	52,103
Federal Realty Investment Trust	282	22,346
Gecina SA	296	40,699
H&R Real Estate Investment Trust	3,643	28,153
Hammerson PLC(d)	5,647	3,651
Healthpeak Properties, Inc.	1,144	31,620
Host Hotels & Resorts, Inc.	1,706	19,158
ICADE	547	35,408
Intu Properties PLC(d) (g)	9,375	216
Iron Mountain, Inc.(f)	1,144	34,423
JBG SMITH Properties	232	6,419
Kimco Realty Corp.	1,471	17,637
Klepierre SA	1,062	17,483
Land Securities Group PLC	3,092	23,965
Macerich Co. (The)(f)	518	4,108
Mid-America Apartment Communities, Inc.	487	57,037
National Retail Properties, Inc.	864	30,620
Prologis, Inc.	1,398	142,400
Public Storage	203	43,117
Realty Income Corp.	678	42,056
Regency Centers Corp.	664	26,367
RioCan Real Estate Investment Trust	3,105	36,207
SBA Communications Corp.	280	85,700
Segro PLC	5,086	64,665
Simon Property Group, Inc.	199	13,502
SL Green Realty Corp.(f)	359	16,787

Company	Shares		U.S. $ Value

SmartCentres Real Estate Investment Trust		1,619	$25,495
UDR, Inc.		1,200	41,772
Ventas, Inc.		613	25,262
VEREIT, Inc.		3,437	23,097
Vornado Realty Trust		465	16,661
Welltower, Inc.		621	35,720
Weyerhaeuser Co.		1,110	33,644

			1,775,792

Real Estate Management & Development – 0.1%
Brookfield Property REIT, Inc. - Class A(f)		456	5,258
CBRE Group, Inc. - Class A(d)		938	44,114
Deutsche Wohnen SE		1,099	58,629
First Capital Real Estate Investment Trust		2,575	27,007
Jones Lang LaSalle, Inc.		249	25,657
Swiss Prime Site AG		732	65,985
Unibail-Rodamco-Westfield		156	7,259
Vonovia SE		1,235	88,384

			322,293

			2,098,085

Total Common Stocks (cost $41,710,423)			57,072,509

INVESTMENT COMPANIES – 1.9%
Funds and Investment Trusts – 1.9%(h)
Altaba, Inc.(g) (i)		1,120	0
iShares Global Energy ETF(f)		47,190	897,082
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		98,020	3,087,630

Total Investment Companies (cost $3,947,011)			3,984,712

	Principal Amount (000)

GOVERNMENTS – SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond
4.125%, 01/21/2026
(cost $1,171,759)	U.S.$	1,174	1,309,597

	Shares

PREFERRED STOCKS – 0.3%
Financials – 0.3%

Equity Real Estate Investment Trusts (REITs) – 0.3%
Hersha Hospitality Trust
Series C
6.875% (f)
(cost $1,107,500)		44,300	677,790

Company	Notional Amount		U.S. $ Value

OPTIONS PURCHASED – PUTS – 0.0%
Options on Funds and Investment Trusts – 0.0%
iShares Silver Trust
Expiration: Sep 2020, Contracts: 2,649;
Exercise Price: USD 20.00;
Counterparty: Deutsche Bank AG (d)
(premiums paid $121,957)	USD	5,298,000	$9,272

		Shares

RIGHTS – 0.0%
Health Care – 0.0%
Pharmaceuticals – 0.0%
Bristol-Myers Squibb Co., expiring 11/19/2024(d) (cost $745)		350	938

WARRANTS – 0.0%
Energy Equipment & Services – 0.0%
Weatherford Intl PLC, expiring 11/26/2023(d)		20	2

Oil, Gas & Consumable Fuels – 0.0%
Occidental Petroleum Corp., expiring 08/03/2027(d)		108	319

Total Warrants (cost $610)			321

SHORT-TERM INVESTMENTS – 13.5%
Investment Companies – 13.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(h) (j) (k) (cost $27,895,412)		27,895,412	27,895,412

Total Investments Before Security Lending Collateral for Securities Loaned – 91.1% (cost $167,554,288)			187,936,254

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(h) (j) (k) (cost $791,878)		791,878	791,878

Total Investments – 91.5% (cost $168,346,166)(l)			188,728,132
Other assets less liabilities – 8.5%			17,498,004

Net Assets – 100.0%			$206,226,136

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	37	September 2020	$1,675,360	$36,563
Canadian 10 Yr Bond Futures	71	December 2020	8,216,154	(23,507)
Cattle Feeder Futures	11	October 2020	773,438	(38,646)
Cocoa Futures	43	December 2020	1,141,220	100,238
Coffee Robusta Futures	60	November 2020	857,400	50,590
Coffee ‘C’ Futures	14	December 2020	677,513	86,579
Copper Futures	34	December 2020	2,602,275	84,745
Corn Futures	112	December 2020	2,003,400	(54,238)
Cotton No.2 Futures	55	December 2020	1,791,900	54,152
Gasoline RBOB Futures	27	October 2020	1,347,192	34,288
Gold 100 OZ Futures	24	December 2020	4,748,640	574,113
Hang Seng Index Futures	10	September 2020	1,617,700	(25,851)
KC HRW Wheat Futures	65	December 2020	1,544,562	96,495
Lean Hogs Futures	43	October 2020	921,920	57,109
Live Cattle Futures	38	December 2020	1,656,420	(30,636)
LME Lead Futures	36	September 2020	1,757,250	56,163
LME Nickel Futures	29	September 2020	2,669,856	331,135
LME Nickel Futures	8	December 2020	738,384	151,200
LME Primary Aluminum Futures	74	September 2020	3,277,275	130,065
LME Zinc Futures	30	September 2020	1,873,688	231,043
LME Zinc Futures	36	November 2020	2,263,275	249,104
Long Gilt Futures	43	December 2020	7,760,409	(69,024)
Low SU Gasoil Futures	24	September 2020	868,800	146,481
MSCI Emerging Markets Futures	147	September 2020	8,087,940	790,066
MSCI Singapore IX ETS Futures	56	September 2020	1,198,368	(11,026)
Natural Gas Futures	59	November 2020	1,919,860	181,296
Nikkei 225 (CME) Futures	6	September 2020	693,150	13,433
NY Harbor ULSD Futures	28	November 2020	1,485,523	(57,652)
Palladium Futures	9	December 2020	2,051,370	84,105
Platinum Futures	44	October 2020	2,063,380	27,645
S&P 500 E-Mini Futures	19	September 2020	3,323,955	190,831
Silver Futures	30	December 2020	4,289,100	242,744
Soybean Futures	52	November 2020	2,479,100	267,895
Soybean Meal Futures	75	December 2020	2,343,750	123,666
Soybean Oil Futures	112	December 2020	2,208,192	247,945
SPI 200 Futures	15	September 2020	1,667,785	46,711
Sugar 11 (World) Futures	56	September 2020	794,035	29,922
TOPIX Index Futures	43	September 2020	6,560,733	(42,496)
U.S. T-Note 5 Yr (CBT) Futures	82	December 2020	10,334,563	13,348
U.S. T-Note 10 Yr (CBT) Futures	277	December 2020	38,572,250	(30,421)
Wheat (CBT) Futures	58	December 2020	1,601,525	80,415
WTI Crude Futures	38	November 2020	1,641,980	14,724
Sold Contracts
Coffee ‘C’ Futures	8	December 2020	387,150	(43,063)
Euro STOXX 50 Index Futures	8	September 2020	311,703	11,824
FTSE 100 Index Futures	15	September 2020	1,195,356	10,140
Japan 10 Yr Bond (OSE) Futures	9	September 2020	12,881,178	40,307
KC HRW Wheat Futures	8	December 2020	190,100	(20,542)
LME Nickel Futures	8	December 2020	738,384	(190,343)
LME Nickel Futures	10	September 2020	920,640	(117,823)
LME Zinc Futures	3	November 2020	188,606	(8,035)
S&P TSX 60 Index Futures	17	September 2020	2,577,989	(231,063)
SPI 200 Futures	8	September 2020	889,486	8,318
U.S. T-Note 10 Yr (CBT) Futures	22	December 2020	3,063,500	1,313
Wheat (CBT) Futures	7	December 2020	193,288	(18,571)

				$3,883,774

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	SEK	7,062	USD	806	10/16/2020	$(10,971)
Bank of America, NA	USD	3,288	CAD	4,345	10/09/2020	43,315
Bank of America, NA	USD	400	CLP	313,385	09/17/2020	3,283
Bank of America, NA	USD	1,479	KRW	1,755,170	11/10/2020	(362)
Barclays Bank PLC	TWD	116,879	USD	4,008	10/19/2020	15,679
Barclays Bank PLC	CNY	14,156	USD	2,004	10/19/2020	(55,557)
Barclays Bank PLC	USD	824	MYR	3,448	10/27/2020	4,975
Barclays Bank PLC	USD	2,901	CNY	20,022	10/21/2020	12,478
Barclays Bank PLC	USD	844	NOK	7,429	10/16/2020	7,126
Barclays Bank PLC	USD	2,040	TWD	59,228	10/19/2020	(16,550)
BNP Paribas SA	EUR	7,366	USD	8,649	10/15/2020	(149,588)
BNP Paribas SA	AUD	4,936	USD	3,535	10/29/2020	(106,364)
BNP Paribas SA	NZD	1,256	USD	825	10/27/2020	(20,605)
BNP Paribas SA	USD	1,226	CNY	8,535	10/21/2020	15,887
Citibank, NA	CZK	18,058	USD	814	10/22/2020	(6,844)
Citibank, NA	ZAR	15,840	USD	914	09/03/2020	(20,430)
Citibank, NA	CHF	1,746	USD	1,922	11/19/2020	(13,769)
Citibank, NA	PEN	1,404	USD	399	09/17/2020	2,469
Citibank, NA	GBP	1,268	EUR	1,399	09/18/2020	(25,938)
Citibank, NA	USD	819	PLN	3,047	10/22/2020	8,825
Citibank, NA	USD	510	ZAR	8,537	09/03/2020	(6,194)
Citibank, NA	USD	1,602	SEK	14,462	10/16/2020	70,709
Citibank, NA	USD	412	RUB	30,219	09/14/2020	(5,388)
Citibank, NA	USD	1,622	CLP	1,270,688	09/17/2020	11,850
Citibank, NA	USD	799	COP	2,917,607	09/17/2020	(19,617)
Credit Suisse International	CNY	13,656	USD	1,955	10/19/2020	(32,492)
Credit Suisse International	USD	3,962	CNY	27,812	10/19/2020	85,786
Deutsche Bank AG	EUR	1,042	USD	1,229	09/18/2020	(14,634)
Deutsche Bank AG	USD	397	PEN	1,404	09/17/2020	(958)
Goldman Sachs Bank USA	CLP	1,280,597	USD	1,639	09/17/2020	(8,356)
Goldman Sachs Bank USA	INR	61,113	USD	813	10/15/2020	(17,335)
Goldman Sachs Bank USA	BRL	4,519	USD	839	09/02/2020	13,940
Goldman Sachs Bank USA	EUR	1,047	USD	1,241	09/18/2020	(8,714)
Goldman Sachs Bank USA	EUR	698	USD	822	10/16/2020	(11,606)
Goldman Sachs Bank USA	USD	858	BRL	4,519	09/02/2020	(32,781)
Goldman Sachs Bank USA	USD	1,597	MYR	6,775	10/27/2020	32,679
Goldman Sachs Bank USA	USD	831	NOK	7,452	10/16/2020	22,210
Goldman Sachs Bank USA	USD	1,289	MXN	29,198	10/08/2020	39,562
Goldman Sachs Bank USA	USD	1,556	INR	118,081	10/15/2020	47,488
Goldman Sachs Bank USA	USD	2,089	CZK	46,555	10/22/2020	26,384
Goldman Sachs Bank USA	USD	840	HUF	246,838	10/22/2020	(11,342)
Goldman Sachs Bank USA	USD	448	CLP	343,368	09/17/2020	(6,685)
HSBC Bank USA	HKD	88,907	USD	11,469	10/21/2020	2,152
HSBC Bank USA	NZD	8,939	USD	5,898	10/27/2020	(123,113)
HSBC Bank USA	EUR	4,868	USD	5,723	10/15/2020	(91,515)
HSBC Bank USA	CAD	1,630	USD	1,235	10/09/2020	(14,698)
HSBC Bank USA	BRL	1,304	USD	238	09/02/2020	313
HSBC Bank USA	BRL	1,304	USD	234	10/02/2020	(3,377)
HSBC Bank USA	USD	235	BRL	1,304	09/02/2020	3,362
HSBC Bank USA	USD	2,911	EUR	2,476	10/15/2020	46,550
HSBC Bank USA	USD	834	PLN	3,119	10/22/2020	12,730
HSBC Bank USA	HUF	246,838	EUR	706	10/22/2020	15,395
JPMorgan Chase Bank, NA	CAD	15,828	USD	11,803	10/09/2020	(332,864)
JPMorgan Chase Bank, NA	USD	798	CAD	1,054	10/09/2020	9,732
JPMorgan Chase Bank, NA	NZD	1,241	AUD	1,141	10/29/2020	5,775
Morgan Stanley Capital Services, Inc.	COP	1,478,001	USD	401	09/17/2020	6,087
Morgan Stanley Capital Services, Inc.	RUB	30,219	USD	410	09/14/2020	3,179
Morgan Stanley Capital Services, Inc.	ILS	13,423	USD	3,946	11/12/2020	(59,279)
Morgan Stanley Capital Services, Inc.	NOK	7,383	USD	829	10/16/2020	(15,956)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	SEK	7,245	EUR	698	10/16/2020	$(4,401)
Morgan Stanley Capital Services, Inc.	USD	835	CLP	651,239	09/17/2020	2,433
Natwest Markets PLC	COP	2,915,725	USD	797	09/17/2020	18,601
Natwest Markets PLC	JPY	174,266	USD	1,639	10/08/2020	(7,302)
Natwest Markets PLC	USD	826	NZD	1,264	10/27/2020	25,506
Natwest Markets PLC	USD	984	CAD	1,304	10/09/2020	15,677
Natwest Markets PLC	USD	1,390	TWD	40,879	11/10/2020	9,590
Natwest Markets PLC	USD	835	CLP	664,563	09/17/2020	20,147
Standard Chartered Bank	KRW	969,484	USD	820	11/10/2020	2,659
Standard Chartered Bank	JPY	86,545	USD	821	10/08/2020	3,088
Standard Chartered Bank	GBP	628	EUR	690	09/18/2020	(16,632)
State Street Bank & Trust Co.	JPY	3,786,251	USD	35,463	09/14/2020	(289,918)
State Street Bank & Trust Co.	THB	38,247	USD	1,211	10/27/2020	(17,855)
State Street Bank & Trust Co.	JPY	37,281	USD	353	10/08/2020	1,245
State Street Bank & Trust Co.	SEK	9,652	USD	1,057	10/16/2020	(59,633)
State Street Bank & Trust Co.	NOK	10,228	USD	1,104	10/16/2020	(66,825)
State Street Bank & Trust Co.	ZAR	6,927	USD	417	09/03/2020	7,934
State Street Bank & Trust Co.	DKK	4,350	USD	665	10/16/2020	(32,934)
State Street Bank & Trust Co.	GBP	5,632	USD	7,109	09/18/2020	(421,236)
State Street Bank & Trust Co.	NZD	612	USD	404	10/27/2020	(7,709)
State Street Bank & Trust Co.	EUR	352	USD	418	10/15/2020	(1,986)
State Street Bank & Trust Co.	CHF	136	USD	150	11/19/2020	(1,182)
State Street Bank & Trust Co.	USD	198	CHF	180	11/19/2020	1,563
State Street Bank & Trust Co.	USD	824	CAD	1,094	10/09/2020	14,707
State Street Bank & Trust Co.	USD	405	AUD	566	10/29/2020	12,212
State Street Bank & Trust Co.	USD	1,040	GBP	824	09/18/2020	61,624
State Street Bank & Trust Co.	USD	2,455	SGD	3,359	10/27/2020	14,060
State Street Bank & Trust Co.	USD	1,818	NOK	16,722	10/16/2020	96,603
State Street Bank & Trust Co.	USD	817	ZAR	14,230	09/03/2020	22,486
State Street Bank & Trust Co.	USD	93	JPY	9,813	10/08/2020	(328)
State Street Bank & Trust Co.	USD	1,776	SEK	16,225	10/16/2020	100,244
UBS AG	TWD	40,879	USD	1,392	11/10/2020	(7,849)
UBS AG	NOK	9,381	USD	1,022	10/16/2020	(52,556)
UBS AG	BRL	3,215	USD	594	09/02/2020	7,521
UBS AG	EUR	1,381	USD	1,633	10/15/2020	(16,242)
UBS AG	USD	588	BRL	3,215	09/02/2020	(772)
UBS AG	USD	407	TWD	11,794	10/19/2020	(4,135)

						$(1,245,557)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts		Exercise Price	Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
iShares Silver Trust(m)	Morgan Stanley & Co., Inc.	2,649	USD	28.00	September 2020	USD	7,417	$124,406	$(182,781)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 06/20/2021*	5.00%	Quarterly	1.87%	USD	4,420	$155,884	$20,342	$135,542
CDX-NAIG Series 26, 5 Year Index, 06/20/2021*	1.00	Quarterly	0.70	USD	12,340	55,031	21,372	33,659

						$210,915	$41,714	$169,201

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	45,290	02/15/2024	3 Month LIBOR	2.605%	Quarterly/ Semi-Annual	$3,721,281	$—	$3,721,281
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual/ Semi-Annual	1,540,347	—	1,540,347
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual/ Semi-Annual	560,316	—	560,316
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	2,816,911	—	2,816,911
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual/ Semi-Annual	1,091,932	—	1,091,932
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	1,376,011	—	1,376,011

						$11,106,798	$—	$11,106,798

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
iTraxxx Australia Series 24, 5 Year Index, 12/20/2020*	1.00%	Quarterly	0.05%	USD	2,600	$12,877	$(1,876)	$14,753
Buy Contracts
Goldman Sachs International
iTraxxx Australia Series 24, 5 Year Index, 12/20/2020*	(1.00)	Quarterly	0.05	USD	1,110	(5,497)	731	(6,228)
iTraxxx Australia Series 24, 5 Year Index, 12/20/2020*	(1.00)	Quarterly	0.05	USD	1,490	(7,379)	981	(8,360)

						$1	$(164)	$165

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	10,470	03/02/2025	1.418%	CPI#	Maturity	$98,027	$—	$98,027
Citibank, NA	9,950	03/11/2025	0.843%	CPI#	Maturity	388,332	—	388,332
Goldman Sachs International	7,650	07/15/2021	2.293%	CPI#	Maturity	(180,837)	—	(180,837)
Goldman Sachs International	26,160	01/04/2022	1.650%	CPI#	Maturity	(218,465)	—	(218,465)
JPMorgan Chase Bank, NA	27,930	10/26/2021	2.102%	CPI#	Maturity	(590,981)	—	(590,981)

						$(503,924)	$—	$(503,924)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MSCI China A Net Return Index USD	LIBOR Minus 7.35%	Quarterly	USD	2,494	12/15/2020	$530,127

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value		Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
JPMorgan Chase Bank, NA
USD/CAD 10/26/2020*	6.40%	Maturity	USD	390		$(6,342)	$—		$(6,342)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Non-income producing security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $443,247 or 0.2% of net assets.

(f)	Represents entire or partial securities out on loan.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Fair valued by the Adviser.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,285,268 and gross unrealized depreciation of investments was $(13,027,435), resulting in net unrealized appreciation of $34,257,833.

(m)	One contract relates to 100 shares.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

August 31, 2020 (unaudited)

60.4%	United States
12.3%	Japan
2.4%	Canada
1.6%	United Kingdom
1.2%	France
1.0%	China
1.0%	Switzerland
1.0%	Germany
0.7%	Mexico
0.6%	Sweden
0.5%	Denmark
0.4%	Netherlands
0.4%	Spain
1.7%	Other
14.8%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Luxembourg, Mongolia, Norway, Portugal, South Africa, Turkey and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$96,985,703	$—		$96,985,703
Common Stocks:
Information Technology	8,824,009	781,762	—		9,605,771
Financials	4,474,181	3,863,223	—		8,337,404
Health Care	4,922,188	1,779,518	—		6,701,706
Industrials	4,232,400	1,660,146	—		5,892,546
Consumer Staples	3,849,166	1,857,438	—		5,706,604
Materials	3,009,266	1,585,386	—		4,594,652
Consumer Discretionary	3,260,342	1,167,927	—		4,428,269
Utilities	2,637,144	1,772,310	—		4,409,454
Communication Services	2,123,052	975,923	—		3,098,975
Energy	1,147,513	1,051,530	—		2,199,043
Real Estate	1,635,218	462,651	216		2,098,085
Investment Companies	3,984,712	—	0	(a)	3,984,712
Governments—Sovereign Bonds	—	1,309,597	—		1,309,597
Preferred Stocks	677,790	—	—		677,790
Options Purchased—Puts	—	9,272	—		9,272
Rights	938	—	—		938
Warrants	321	—	—		321
Short-Term Investments	27,895,412	—	—		27,895,412
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	791,878	—	—		791,878

Total Investments in Securities	73,465,530	115,262,386	216		188,728,132
Other Financial Instruments(b):
Assets:
Futures	4,806,285	90,426	—		4,896,711
Forward Currency Exchange Contracts	—	1,007,820	—		1,007,820
Centrally Cleared Credit Default Swaps	—	210,915	—		210,915
Centrally Cleared Interest Rate Swaps	—	11,106,798	—		11,106,798
Credit Default Swaps	—	12,877	—		12,877
Inflation (CPI) Swaps	—	486,359	—		486,359
Total Return Swaps	—	530,127	—		530,127
Liabilities:
Futures	(933,564)	(79,373)	—		(1,012,937)
Forward Currency Exchange Contracts	—	(2,253,377)	—		(2,253,377)
Call Options Written	—	(182,781)	—		(182,781)
Credit Default Swaps	—	(12,876)	—		(12,876)
Inflation (CPI) Swaps	—	(990,283)	—		(990,283)
Variance Swaps	—	(6,342)	—		(6,342)

Total	$77,338,251	$125,182,676	$216		$202,521,143

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,193	$128,383	$104,681	$27,895	$33
Government Money Market Portfolio*	61	5,994	5,263	792	2
Total	$4,254	$134,377	$109,944	$28,687	$35

*	Investments of cash collateral for securities lending transactions